Expense Example - AMG Managers Fairpointe Mid Cap Fund	Feb. 01, 2021 USD ($)
CLASS N SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,418
CLASS I SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,141
Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	$ 1,047